LEASES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 23, 2020	Sep. 30, 2019	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020
Leases [Abstract]
Operating lease cost and rent			$ 30,479	$ 34,079	$ 121,917	$ 117,841
Annual rent		$ 15,480			$ 164,095	$ 150,668
Leases, description	The Company and landlord terminated this lease effective February 29, 2020.	A three year term commencing September 1, 2019 to August 31, 2022 and a one year renewal option.	Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.		Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.
Incremental borrowing rate			8.00%		8.00%
Description of renewal lease term			One to 17 years or more,		One to 17 years or more,
Termination of operating lease asset and operating lease liability					$ 45,032